Employee Benefit Plans Summary of ARX Defined Contribution Plan (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Pension Plan 401k
Defined Contribution Plan Disclosure [Line Items]
Matching contributions		$ 85.6	$ 78.4	$ 74.8
Defined Contribution Pension Plan Four Zero One K ARX [Domain]
Defined Contribution Plan Disclosure [Line Items]
Matching contributions	$ 0.7	$ 1.2